                             Janus Investment Fund
                         Janus Smart Portfolio - Growth
                        Janus Smart Portfolio - Moderate
                      Janus Smart Portfolio - Conservative

                      Supplement dated September 12, 2006
                      To Currently Effective Prospectuses

The first paragraph and the table on page 16 of the Prospectus are replaced in their entirety with the following:

     While each Portfolio can invest in any or all of the underlying funds that are described later in this Prospectus, it is expected that each Portfolio will normally invest in only some of the underlying funds at any particular time. A Portfolio's investment in any underlying fund may exceed 25% of such Portfolio's total assets. The following table shows the target investment allocation of each Portfolio in the underlying funds.

     Actual holdings percentages may vary due to actual cash flows and changes to the underlying funds' asset values. In addition, the Portfolios may reallocate their assets among these or any underlying funds as described in this Prospectus, including a portion or all in cash equivalents or a money market fund. Janus Capital may change the asset class allocations, the underlying funds, or the weightings without notice to shareholders. Information regarding a Portfolio's actual allocations to underlying funds is available to shareholders on a periodic basis through annual and semiannual reports delivered to shareholders, reports filed with the Securities and Exchange Commission, and on www.janus.com. Please refer to "Availability of Portfolio Holdings Information" in this Prospectus to learn how to access the most recent allocation information.

                                                 Janus Smart   Janus Smart   Janus Smart
Asset Class                                      Portfolio -   Portfolio -   Portfolio -
Underlying Fund                                    Growth       Moderate     Conservative
-----------------------------------------------------------------------------------------
EQUITY SECURITIES (STOCKS)
  Janus Twenty Fund............................      8%              4%           --
  Janus Contrarian Fund........................      --             --             4%
  Janus Growth and Income Fund.................     10%             11%            5%
  Janus Mercury Fund...........................      7%              4%            3%
  Janus Orion Fund.............................      5%              3%            3%
  Janus Adviser INTECH Risk-Managed
    Growth Fund(1) -- Class I..................   13.5%             11%            8%
  Janus Adviser INTECH Risk-Managed
    Value Fund(2) -- Class I...................   13.5%             10%            8%
  Janus Overseas Fund..........................     23%             17%            9%
-----------------------------------------------------------------------------------------
  TOTAL........................................     80%             60%           40%
-----------------------------------------------------------------------------------------
FIXED-INCOME SECURITIES (BONDS)
  Janus Flexible Bond Fund.....................     17%             32%           47%
  Janus High-Yield Fund........................      3%              3%            3%
  Janus Short-Term Bond Fund...................      --              5%           10%
-----------------------------------------------------------------------------------------
TOTAL..........................................     20%             40%           60%
-----------------------------------------------------------------------------------------

(1) Formerly named Janus Adviser Risk-Managed Growth Fund.
(2) Formerly named Janus Adviser Risk-Managed Value Fund.

                             Janus Investment Fund
                         Janus Equity and Income Funds

                      Supplement dated September 12, 2006
         to the Currently Effective Statement of Additional Information

Effective at the close of the New York Stock Exchange on June 30, 2006, Chad Meade and Brian Schaub became jointly and primarily responsible for the day-to-day management of Janus Triton Fund, and Ron Sachs assumed the duties of Portfolio Manager for Janus Olympus Fund. References to Blaine Rollins and Claire Young in the Statement of Additional Information are hereby deleted.

The following information supplements the similar information found in the TRUSTEES AND OFFICERS section under JANUS INVESTMENT PERSONNEL, OTHER ACCOUNTS MANAGED on page 99.

       OTHER ACCOUNTS MANAGED

       The following table provides information relating to other accounts managed by Chad Meade, Ron Sachs, and Brian Schaub as of July 1, 2006. No accounts included in the totals listed below have a performance-based advisory fee.

                                                   Other Registered   Other Pooled
                                                      Investment       Investment        Other
                                                      Companies         Vehicles       Accounts
                                                   ----------------   ------------  ---------------
         Chad Meade             Number of Other                  1            None             None
                                Accounts Managed
                                Assets in Other    $  2,594,512.95            None             None
                                Accounts Managed
         Ron Sachs              Number of Other                  3            None             None
                                Accounts Managed
                                Assets in Other    $223,478,956.85            None             None
                                Accounts Managed
         Brian Schaub           Number of Other                  1            None             None
                                Accounts Managed
                                Assets in Other    $  2,594,512.95            None             None
                                Accounts Managed

       The following information replaces in its entirety the MATERIAL CONFLICTS information on page 100.

       MATERIAL CONFLICTS

       As shown in the table above, certain Funds' investment personnel may manage other accounts with investment strategies similar to the Funds, including other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts. In addition, certain investment personnel may also have roles as research analysts for one or more Janus funds. Fees earned by Janus Capital may vary among these accounts, the investment personnel may personally invest in some but not all of these accounts, and compensation may be weighted toward primary duties as research analysts where applicable. These factors could create conflicts of interest because the investment personnel may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the Fund. A conflict may also exist if the investment personnel identified a limited investment opportunity that may be appropriate for more than one account, but a Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the investment personnel may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, Janus Capital believes that these risks may be mitigated by the fact that accounts with like investment strategies managed by the investment personnel are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts. These procedures are described in further detail under "Additional Information About Janus Capital."

The compensation structure described beginning on page 100 under the JANUS INVESTMENT PERSONNEL, COMPENSATION section is supplemented as follows.

       The following describes the structure and method of Chad Meade's and Brian Schaub's (the "Investment Personnel") compensation as of July 1, 2006.

       The Investment Personnel are compensated for their responsibilities as analysts and for their management and leadership roles with respect to the Fund and any other funds, portfolios, or accounts for which they have responsibilities through two components: fixed compensation and variable compensation.

       FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary and an additional amount calculated based on factors such as scope of responsibility, tenure, and long-term performance.

       VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock, stock options, and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the Investment Personnel). Variable compensation is based on pre-tax performance of the Janus mutual funds.

       The Investment Personnel are eligible for variable compensation through participation in two compensation pools: an analyst-managed fund performance pool and a team performance pool. Aggregate compensation available in each pool is derived from a formula tied to the aggregate asset-weighted Lipper peer group performance ranking of certain Janus mutual funds for one- and three-year periods, subject to a reduction in the event of absolute negative performance. Aggregate compensation in each pool is allocated among the eligible respective participants at the discretion of Janus Capital based on factors which may include performance of investment recommendations, team contributions, scope of coverage, and subjective criteria. In the case of the analyst-managed fund performance pool, no performance compensation is paid to any team member if the team's aggregate asset-weighted performance for the one- or three-year periods does not meet or exceed a certain ranking.

In addition, the following replaces in its entirety the similar information found in the TRUSTEES AND OFFICERS section under PERKINS INVESTMENT PERSONNEL, OTHER ACCOUNTS MANAGED on page 107:

       OTHER ACCOUNTS MANAGED

       The following table provides information relating to other accounts managed by the portfolio managers as of July 1, 2006. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.

                                                   Other Registered    Other Pooled
                                                      Investment        Investment        Other
                                                      Companies          Vehicles       Accounts
                                                   ----------------    ------------  ---------------
         Jeffrey Kautz          Number of Other                  3(1)          None               11
                                Accounts Managed
                                Assets in Other    $686,205,037.45             None  $674,612,769.08
                                Accounts Managed
         Robert Perkins         Number of Other                  1             None                2
                                Accounts Managed
                                Assets in Other    $301,570,607.00             None  $ 15,585,542.49
                                Accounts Managed
         Thomas Perkins         Number of Other                  3(1)          None               11
                                Accounts Managed
                                Assets in Other    $686,205,037.45             None  $674,612,769.08
                                Accounts Managed
         Todd H. Perkins        Number of Other                  1             None                2
                                Accounts Managed
                                Assets in Other    $301,570,607.00             None  $ 15,585,542.49
                                Accounts Managed

       (1) Two of the accounts included in the total, consisting of $384,634,430.45 of the total assets in the category, have performance-based advisory fees.